Bank Borrowings - Loan Facilities (Details)	1 Months Ended							36 Months Ended
	Nov. 30, 2018 HKD ($)	Aug. 31, 2018 HKD ($) agreement	Nov. 30, 2017 HKD ($)	Nov. 30, 2017 USD ($)	Mar. 31, 2017 HKD ($)	Mar. 31, 2017 USD ($)	Feb. 28, 2017 HKD ($) agreement	Oct. 31, 2018	Dec. 31, 2018 USD ($)	Nov. 30, 2018 USD ($)	Aug. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 30, 2017 USD ($)	Feb. 28, 2017 USD ($)
Revolving loan facility
Bank Borrowings
Term	3 years
Aggregate amount of credit facilities	$ 234,000,000									$ 30,000,000
Amount drawn from the credit facility							$ 20,000,000		$ 0			$ 0		$ 2,564,000
Line of Credit, repaid					$ 20,000,000	$ 2,564,000
Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate	0.85%							1.25%
Unsecured credit facility
Bank Borrowings
Aggregate amount of credit facilities		$ 507,000,000	$ 400,000,000				$ 546,000,000				$ 65,000,000		$ 51,282,000	70,000,000
Number of facility agreements entered | agreement		2					2
Unsecured credit facility | Term loan
Bank Borrowings
Term			3 years	3 years
Aggregate amount of credit facilities			$ 210,000,000										26,923,000
Amount of upfront fee			$ 1,575,000	$ 202,000
Unsecured credit facility | Term loan | HIBOR
Bank Borrowings
Basis spread on variable rate			1.50%	1.50%
Unsecured credit facility | Revolving loan facility
Bank Borrowings
Term			18 months	18 months
Aggregate amount of credit facilities			$ 190,000,000										$ 24,359,000
Amount drawn from the credit facility									0			$ 0
Unsecured credit facility | Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate			1.25%	1.25%
First unsecured credit facility | Term loan
Bank Borrowings
Term							18 months
Aggregate amount of credit facilities							$ 156,000,000							20,000,000
First unsecured credit facility | Term loan | HIBOR
Bank Borrowings
Basis spread on variable rate							1.25%
First unsecured credit facility | Revolving loan facility
Bank Borrowings
Term		2 years					18 months
Aggregate amount of credit facilities		$ 351,000,000					$ 195,000,000				45,000,000			25,000,000
Amount drawn from the credit facility									0
First unsecured credit facility | Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate		1.35%					1.25%
Second unsecured credit facility | Term loan
Bank Borrowings
Term							18 months
Aggregate amount of credit facilities							$ 78,000,000							10,000,000
Second unsecured credit facility | Term loan | HIBOR
Bank Borrowings
Basis spread on variable rate							1.25%
Second unsecured credit facility | Revolving loan facility
Bank Borrowings
Term		2 years					18 months
Aggregate amount of credit facilities		$ 156,000,000					$ 117,000,000				$ 20,000,000			$ 15,000,000
Amount drawn from the credit facility									$ 0
Second unsecured credit facility | Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate		1.35%					1.25%